Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000017151 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017151 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017151 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017151 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017151 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017151 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017151 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017151 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017151 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017151 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017151 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000017151 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017151 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017151 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017151 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017151 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017151 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017151 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017151 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017151 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017151 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017151 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017152 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017152 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017152 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017152 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017152 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017152 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017152 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017152 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017152 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017152 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017152 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000017152 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017152 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017152 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017152 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017152 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017152 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017152 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017152 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017152 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017152 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017152 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%